Other assets, income, expenses and non-controlling interest - Non-controlling interests (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Assets	$ 378,835	$ 383,748
Liabilities - current	(21,449)	(25,752)
Non-controlling interests
Disclosure of associates [line items]
Assets	15,439	11,301
Liabilities - current	(133)	(211)
Liabilities - long-term	$ (15,306)	$ (11,090)